CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Consolidated net income	¥ 58,910	¥ 6,849	¥ 44,287
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	39,485	34,935	31,511
Amortization	6,797	4,785	2,819
Loss (gain) on marketable securities, net	(245)	87	200
Loss on sales, disposal or impairment of property, plant and equipment	534	10,300	15,705
Loss recovery and gain on property, plant and equipment damaged in flood	(62)	(4,027)	(19,662)
Deferred income taxes	9,217	(12,055)	12,835
Equity in net (income) loss of affiliated companies	25	(13)	0
Foreign currency adjustments	(3,498)	1,744	236
Accrual for pension and severance costs, net payments	(4,241)	(396)	(915)
Changes in operating assets and liabilities:
(Increase) decrease in notes and accounts receivable	(19,957)	53,221	(14,819)
(Increase) decrease in inventories	(10,244)	14,090	(257)
(Decrease) increase in notes and accounts payable	14,299	(1,257)	(8,061)
(Decrease) increase in accrued income taxes	3,899	(7,263)	(2,259)
Other	(7,700)	9,286	(4,908)
Net cash provided by operating activities	87,219	110,286	56,712
Cash flows from investing activities:
Additions to property, plant and equipment	(40,297)	(61,368)	(41,446)
Proceeds from sales of property, plant and equipment	2,601	1,036	2,725
Insurance proceeds related to property, plant and equipment damaged in flood	2,772	880	20,804
Purchases of marketable securities	(309)	(147)	(213)
Proceeds from sales or redemption of marketable securities	1,059	692	414
Acquisitions of business, net of cash acquired	(23,350)	(79,884)	5,201
Other	(5,654)	4,937	(7,403)
Net cash used in investing activities	(63,178)	(133,854)	(19,918)
Cash flows from financing activities:
Increase (decrease) in short-term borrowings	(11,821)	(52,199)	26,060
Proceeds from issuance of long-term debt	30,000	71,307
Repayments of long-term debt	(34,323)	(12,392)	(1,229)
Proceeds from issuance of corporate bonds	50,000	100,000
Redemption of corporate bonds	(4,250)
Purchases of treasury stock	(2,838)	(31,277)	(10,155)
Payments for additional investments in subsidiaries	(217)	(92)	(454)
Dividends paid to shareholders of Nidec Corporation	(11,425)	(12,125)	(12,399)
Dividends paid to noncontrolling interests	(894)	(1,421)	(1,444)
Other	(761)	(684)	(1,193)
Net cash (used in) provided by financing activities	13,471	61,117	(814)
Effect of exchange rate changes on cash and cash equivalents	16,808	25,581	(11)
Net increase in cash and cash equivalents	54,320	63,130	35,969
Cash and cash equivalents at beginning of year	193,420	130,290	94,321
Cash and cash equivalents at end of year	¥ 247,740	¥ 193,420	¥ 130,290